Columbia Bond Fund
Third Quarter Report
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Bond Fund, January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 16.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	589,910	592,599
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	338,168	338,204
Series 2025-1A Class A
06/20/2029	5.380%	791,398	791,453
Affirm Asset Securitization Trust(a)
Series 2024-X2 Class A
12/17/2029	5.220%	8,758	8,761
ARES LII CLO Ltd.(a),(b)
Series 2019-52A Class A1
3-month Term SOFR + 0.880% 04/22/2031	4.549%	1,023,936	1,023,572
ASP WHCO Participation LP(a),(b),(c)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	5,700,000	5,700,000
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	4.748%	184,947	184,997
Ballyrock CLO Ltd.(a),(b)
Series 2025-30A Class A2
3-month Term SOFR + 1.650% Floor 1.650% 10/25/2038	5.318%	9,250,000	9,287,749
Basswood Park CLO Ltd.(a),(b)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	4.698%	8,000,000	8,010,632
Carlyle US CLO Ltd.(a),(b)
Series 2023-3A Class A1R
3-month Term SOFR + 1.230% Floor 1.230% 10/15/2038	5.135%	8,000,000	8,029,184
CIFC Funding Ltd.(a),(b)
Series 2019-4A Class A2R2
3-month Term SOFR + 1.650% Floor 1.650% 07/15/2038	5.322%	4,295,000	4,314,512
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	4,090,000	4,115,044
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Auto Owner Trust(a)
Subordinated Series 2023-3A Class B
03/15/2028	6.070%	576,622	577,018
EDGEX Issuer Trust(a)
Series 2025-2NN Class A
01/15/2032	5.498%	4,693,236	4,702,979
Elmwood CLO 24 Ltd.(a),(b)
Series 2023-3A Class AR
3-month Term SOFR + 1.320% Floor 1.320% 01/17/2038	4.988%	4,750,000	4,769,950
Elmwood CLO Ltd.(a),(b)
Series 2025-3A Class A
3-month Term SOFR + 1.240% Floor 1.240% 03/22/2038	4.908%	14,000,000	14,041,846
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	1,036,658	1,047,304
Series 2024-4A Class A2
12/17/2029	4.430%	2,217,287	2,224,599
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2025-27 Class A
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2039	5.008%	7,250,000	7,263,079
Greenacre Park CLO LLC(a),(b)
Series 2021-2A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 07/20/2038	5.368%	7,000,000	7,024,311
GreenSky Home Improvement Issuer Trust(a)
Series 2025-2 Class A2
06/25/2060	4.930%	1,828,281	1,834,985
Huntington Bank Auto Credit-Linked Notes(a)
Series 2025-2 Class B1
09/20/2033	4.835%	12,800,057	12,862,873
Lendbuzz Securitization Trust(a)
Series 2023-3A Class A2
12/15/2028	7.500%	920,140	937,213
Series 2024-3A Class A2
10/15/2030	4.970%	5,267,251	5,269,548
Series 2025-2A Class A2
05/15/2030	5.180%	7,375,316	7,406,652
Madison Park Funding XLII Ltd.(a),(b)
Series 2013A Class AR2
3-month Term SOFR + 0.920% 11/21/2030	4.780%	3,514,721	3,515,586

Columbia Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	5.218%	1,047,645	1,050,243
Madison Park Funding XXIX Ltd.(a),(b)
Series 2018-29AR Class A1R2
3-month Term SOFR + 1.180% Floor 1.180% 03/25/2038	4.848%	7,100,000	7,112,475
MPOWER Education Trust(a)
Series 2025-1 Class A
12/22/2042	6.250%	7,728,621	7,811,302
Series 2025-A Class A
07/21/2042	6.620%	2,623,722	2,690,434
Navient Refinance Loan Trust(a)
Series 2025-B Class A
09/15/2055	4.720%	5,597,675	5,599,699
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month Term SOFR + 1.712% Floor 1.450% 01/22/2030	5.381%	1,564,558	1,567,236
OHA Credit Funding Ltd.(a),(b)
Series 2023-16RA Class A1
3-month Term SOFR + 1.200% Floor 1.200% 10/20/2038	4.868%	6,500,000	6,507,319
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	116,418	116,443
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	1,188,991	1,167,703
Pagaya Ai Debt Grantor Trust(a)
Series 2024-9 Class A
03/15/2032	5.065%	1,350,798	1,353,192
Pagaya AI Debt Grantor Trust(a)
Series 2024-10 Class A
06/15/2032	5.183%	1,210,060	1,213,258
Series 2025-1 Class A2
07/15/2032	5.156%	3,162,361	3,186,358
Series 2025-5 Class B
03/15/2033	5.440%	3,699,857	3,718,658
Series 2025-6 Class B
04/15/2033	4.883%	3,950,000	3,932,763
Series 2025-8 Class A2
07/15/2033	4.851%	7,640,000	7,655,927
Series 2025-R2 Class A
10/15/2032	4.865%	5,620,505	5,640,535
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-R3 Class A
01/18/2033	4.841%	3,807,176	3,812,588
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	2,413,867	2,434,532
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	1,270,016	1,283,074
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	2,001,208	2,010,664
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	1,420,809	1,424,697
Pagaya AI Debt Grantor Trust(a),(d)
Series 2026-1 Class B
09/15/2033	5.370%	6,730,000	6,730,000
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	1,055,923	1,061,713
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	991,592	998,449
Pagaya AI Debt Trust(a)
Series 2024-2 Class A
08/15/2031	6.319%	874,665	878,362
Series 2024-3 Class A
10/15/2031	6.258%	419,641	421,934
Subordinated Series 2023-7 Class C
07/15/2031	8.798%	91,896	92,043
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	2,713,668	2,730,793
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	3,000,000	3,011,636
Palmer Square Loan Funding Ltd.(a),(b)
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	5.072%	1,948,240	1,952,084
Reach Abs Trust(a)
Series 2026-1 Class A
02/15/2033	4.320%	4,050,000	4,049,643
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	460,613	462,186
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	1,215,707	1,218,354
Series 2024-3A Class A
03/25/2033	5.281%	1,795,799	1,804,056
Columbia Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	393,122	389,113
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	793,877	796,302
Series 2025-6A Class A3
08/25/2034	5.013%	5,460,000	5,470,508
Truist Bank Auto Credit-Linked Notes(a)
Series 2025-1 Class B
09/26/2033	4.728%	2,386,897	2,397,877
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST4 Class A
08/16/2032	5.495%	3,838,645	3,856,020
Series 2025-ST5 Class A
09/15/2032	4.794%	2,530,901	2,537,285
Series 2025-ST6 Class A
10/15/2032	4.611%	3,260,111	3,266,069
Upgrade Master Pass-Thru Trust Series(a)
Series 2025-ST8 Class A
12/15/2033	4.618%	3,725,123	3,728,768
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	683,002	684,029
Series 2025-3 Class A1
08/20/2026	4.503%	353,953	354,020
Westlake Automobile Receivables Trust(a)
Series 2024-3A Class A2A
09/15/2027	4.820%	437,424	437,864
Total Asset-Backed Securities — Non-Agency (Cost $235,846,139)			236,492,858

Commercial Mortgage-Backed Securities - Agency 0.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(e)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	991,602
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,006,159)			991,602

Commercial Mortgage-Backed Securities - Non-Agency 3.5%

BHMS Commercial Mortgage Trust(a),(b)
Series 2025-ATLS Class A
1-month Term SOFR + 1.850% Floor 1.850% 08/15/2042	5.600%	2,800,000	2,817,500
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Commercial Mortgage Trust(a),(b)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	5.004%	5,700,000	5,696,432
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	6,220,000	5,722,992
Hilton USA Trust(a),(f)
Subordinated Series 2016-SFP Class D
11/05/2035	0.000%	1,646,000	158,136
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	1,512,165	1,483,571
New Residential Mortgage Loan Trust(a)
Series 2022-SFR1 Class A
02/17/2039	2.400%	4,451,181	4,367,644
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class B
1-month Term SOFR + 1.614% Floor 1.500% 01/15/2036	5.295%	5,000,000	4,841,806
Progress Residential Trust(a)
Series 2022-SFR1 Class A
02/17/2041	2.709%	2,960,782	2,825,355
Subordinated Series 2022-SFR4 Class B
05/17/2041	4.788%	6,000,000	5,969,770
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	4.946%	2,350,000	2,349,267
STAR Trust(a),(b)
Series 2025-SFR6 Class A
1-month Term SOFR + 1.650% Floor 1.650% 08/17/2042	5.151%	6,000,000	6,017,690
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,000,000	6,919,813
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $51,446,308)			49,169,976

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(g)	3	15
Total Consumer Staples		15

Columbia Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Vitesse Energy, Inc.	4	84
Total Energy		84
Financials 0.0%
Capital Markets 0.0%
Jefferies Financial Group, Inc.	39	2,386
Total Financials		2,386
Total Common Stocks (Cost $—)		2,485

Corporate Bonds & Notes 19.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.5%
BAE Systems PLC(a)
03/26/2029	5.125%	997,000	1,026,516
02/15/2031	1.900%	1,400,000	1,244,310
Boeing Co. (The)
08/01/2059	3.950%	2,070,000	1,466,305
L3Harris Technologies, Inc.
01/15/2027	5.400%	5,070,000	5,140,582
07/31/2033	5.400%	686,000	713,162
Lockheed Martin Corp.
08/15/2030	4.400%	966,000	975,855
Northrop Grumman Corp.
02/01/2027	3.200%	541,000	537,975
02/01/2029	4.600%	2,608,000	2,650,385
Raytheon Technologies Corp.
03/15/2027	3.500%	4,962,000	4,939,254
03/15/2032	2.375%	2,441,000	2,176,583
Total			20,870,927
Banking 5.2%
Bank of America Corp.(h)
10/24/2031	1.922%	4,989,000	4,462,829
07/21/2032	2.299%	1,305,000	1,165,753
10/20/2032	2.572%	5,054,000	4,559,295
02/04/2033	2.972%	5,600,000	5,119,093
Citigroup, Inc.(h)
09/11/2031	4.503%	11,139,000	11,147,812
Goldman Sachs Group, Inc. (The)(h)
10/21/2031	4.369%	1,262,000	1,255,256
01/21/2032	5.065%	1,155,000	1,154,222
10/21/2032	2.650%	1,630,000	1,472,029
HSBC Holdings PLC(h)
11/06/2031	4.619%	4,461,000	4,477,325
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(h)
07/22/2030	4.995%	7,991,000	8,200,165
10/22/2030	4.603%	76,000	77,053
10/22/2031	4.255%	9,280,000	9,228,953
01/22/2032	4.347%	1,003,000	1,000,659
Morgan Stanley(h)
10/18/2030	4.654%	1,366,000	1,382,729
01/16/2032	4.493%	1,835,000	1,833,557
Subordinated
09/16/2036	2.484%	1,970,000	1,731,308
Morgan Stanley Private Bank(h)
11/19/2031	4.465%	1,706,000	1,706,622
PNC Financial Services Group, Inc. (The)(h)
10/20/2034	6.875%	418,000	469,288
Royal Bank of Canada(h)
08/06/2029	4.498%	3,180,000	3,213,014
02/04/2031	5.153%	443,000	456,235
08/06/2031	4.696%	2,775,000	2,809,339
11/03/2031	4.305%	1,702,000	1,695,916
US Bancorp(h)
06/12/2034	5.836%	830,000	879,234
Wells Fargo & Co.(h)
04/23/2031	5.150%	489,000	503,572
03/02/2033	3.350%	831,000	774,490
07/25/2034	5.557%	2,096,000	2,184,840
Total			72,960,588
Cable and Satellite 0.3%
Charter Communications Operating LLC
12/01/2061	4.400%	1,640,000	1,077,585
06/30/2062	3.950%	2,853,000	1,732,577
Comcast Corp.
11/01/2056	2.937%	3,180,000	1,791,880
Total			4,602,042
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	1,200,000	1,205,850
John Deere Capital Corp.
07/14/2028	4.950%	1,732,000	1,779,634
Total			2,985,484
Electric 1.2%
AEP Texas, Inc.
01/15/2050	3.450%	1,400,000	960,385
Dominion Energy, Inc.
03/15/2035	5.450%	1,231,000	1,261,173
DTE Energy Co.
07/01/2027	4.950%	1,375,000	1,392,275
Columbia Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
09/01/2046	3.750%	3,035,000	2,300,038
08/15/2052	5.000%	815,000	717,096
Duke Energy Indiana LLC
04/01/2053	5.400%	192,000	183,183
Edison International
11/15/2028	5.250%	1,441,000	1,465,613
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	6,777,000	6,853,617
Pacific Gas and Electric Co.
07/01/2050	4.950%	2,780,000	2,356,032
Total			17,489,412
Food and Beverage 2.4%
Bacardi Ltd.(a)
05/15/2028	4.700%	412,000	415,518
05/15/2038	5.150%	1,580,000	1,489,402
05/15/2048	5.300%	2,352,000	2,101,213
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	4,347,000	4,380,370
Campbell Soup Co.
03/23/2035	4.750%	4,340,000	4,159,923
Constellation Brands, Inc.
08/01/2029	3.150%	3,528,000	3,406,998
11/01/2035	4.950%	1,245,000	1,229,817
General Mills, Inc.
01/30/2027	4.700%	726,000	730,914
Heineken NV(a)
01/29/2028	3.500%	2,040,000	2,020,020
Kraft Heinz Foods Co.
06/01/2026	3.000%	2,415,000	2,406,602
Mars, Inc.(a)
04/20/2028	4.550%	6,400,000	6,481,733
03/01/2035	5.200%	3,291,000	3,366,869
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	1,426,000	1,437,655
Total			33,627,034
Health Care 1.2%
CVS Health Corp.
03/25/2038	4.780%	3,697,000	3,465,303
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	3,661,000	3,763,894
12/15/2028	4.150%	996,000	998,860
HCA, Inc.
09/01/2030	3.500%	9,794,000	9,417,766
Total			17,645,823
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.5%
UnitedHealth Group, Inc.
01/15/2031	4.650%	880,000	890,970
04/15/2031	4.900%	1,711,000	1,752,692
04/15/2034	5.000%	3,142,000	3,170,912
04/15/2054	5.375%	437,000	409,571
07/15/2064	5.750%	560,000	542,605
Total			6,766,750
Independent Energy 0.3%
APA Corp.
02/15/2055	6.750%	1,374,000	1,386,542
Occidental Petroleum Corp.
10/01/2054	6.050%	2,520,000	2,420,440
Total			3,806,982
Integrated Energy 0.2%
BP Capital Markets America, Inc.
11/17/2027	5.017%	2,585,000	2,637,129
Life Insurance 0.3%
Met Tower Global Funding(a)
10/01/2027	4.000%	1,551,000	1,553,862
04/12/2029	5.250%	1,723,000	1,781,260
Principal Life Global Funding II(a)
01/09/2028	4.800%	885,000	897,312
11/27/2029	4.950%	536,000	548,511
Total			4,780,945
Media and Entertainment 0.3%
Meta Platforms, Inc.
11/15/2045	5.500%	875,000	841,448
11/15/2055	5.625%	1,540,000	1,463,030
11/15/2065	5.750%	1,696,000	1,603,528
Total			3,908,006
Midstream 0.2%
Enbridge, Inc.
04/05/2027	5.250%	1,905,000	1,931,367
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	304,000	260,578
Western Midstream Operating LP
01/15/2029	6.350%	696,000	734,003
Total			2,925,948
Natural Gas 0.4%
NiSource, Inc.
05/01/2030	3.600%	981,000	955,839
07/15/2035	5.350%	3,610,000	3,681,522

Columbia Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co Gas Capital Corp.
09/15/2028	4.050%	1,241,000	1,241,602
Total			5,878,963
Pharmaceuticals 1.8%
AbbVie, Inc.
03/15/2029	4.800%	7,565,000	7,747,347
11/21/2029	3.200%	2,090,000	2,027,698
Amgen, Inc.
03/02/2063	5.750%	2,491,000	2,434,391
Gilead Sciences, Inc.
03/01/2026	3.650%	9,376,000	9,371,990
Merck & Co., Inc.
12/04/2035	4.750%	3,198,000	3,169,717
Total			24,751,143
Railroads 0.5%
Canadian Pacific Railway Co.
12/02/2031	2.450%	5,761,000	5,178,078
Norfolk Southern Corp.
06/15/2026	2.900%	1,398,000	1,392,957
Total			6,571,035
Retailers 0.2%
Lowe’s Companies, Inc.
04/01/2052	4.250%	632,000	500,476
04/01/2062	4.450%	1,059,000	831,078
Walmart, Inc.
04/28/2035	4.900%	1,159,000	1,186,151
Total			2,517,705
Technology 1.3%
Broadcom, Inc.
04/15/2028	4.800%	6,567,000	6,695,398
Broadcom, Inc.(a)
11/15/2036	3.187%	2,956,000	2,502,704
Intel Corp.
03/25/2050	4.750%	1,120,000	925,195
International Business Machines Corp.
05/15/2026	3.300%	2,970,000	2,965,769
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	200,000	192,824
01/15/2033	5.000%	1,254,000	1,269,622
Oracle Corp.
09/26/2065	6.100%	4,100,000	3,572,756
Total			18,124,268
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.3%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	3,769,000	3,818,665
Wireless 0.7%
T-Mobile US, Inc.
02/15/2031	2.550%	2,117,000	1,935,572
02/15/2031	2.875%	8,614,000	8,000,944
Total			9,936,516
Wirelines 0.8%
AT&T, Inc.
12/01/2033	2.550%	5,510,000	4,685,046
Verizon Communications, Inc.
03/21/2031	2.550%	7,380,000	6,740,479
Total			11,425,525
Total Corporate Bonds & Notes (Cost $278,154,032)			278,030,890

Residential Mortgage-Backed Securities - Agency 38.5%

Fannie Mae REMICS(b)
CMO Series 2022-60A Class FA
30-day Average SOFR + 0.700% Floor 0.700%, Cap 6.000% 09/25/2052	4.397%	4,719,717	4,686,933
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	4.547%	5,899,246	5,896,478
CMO Series 2025-13 Class FA
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 03/25/2055	4.997%	7,671,317	7,742,941
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	6.997%	4,879,944	4,923,564
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	4.897%	4,826,572	4,855,715
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	5.497%	8,187,188	8,288,606
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.547%	19,424,824	19,413,239
Columbia Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(b),(i)
CMO Series 2023-46 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	2.188%	9,057,737	1,007,741
CMO Series 2025-87 Class SA
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 10/25/2055	2.203%	19,549,289	1,736,280
Federal Home Loan Mortgage Corp.(j)
06/01/2043	4.000%	882,237	866,284
05/01/2052	3.000%	7,567,915	6,797,152
Federal Home Loan Mortgage Corp.
09/01/2051	2.500%	12,658,264	10,933,286
02/01/2052	3.000%	5,100,716	4,567,512
06/01/2052	3.500%	9,586,716	8,936,124
07/01/2052- 08/01/2052	4.000%	22,887,663	22,056,063
08/01/2052- 02/01/2053	4.500%	10,408,177	10,277,260
09/01/2052	5.000%	3,440,398	3,487,202
01/01/2053	5.500%	7,563,402	7,696,955
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	2.238%	1,427,345	150,224
Federal Home Loan Mortgage Corp.(i)
CMO Series 5162 Class IA
11/25/2051	3.000%	6,890,435	938,678
Federal Home Loan Mortgage Corp. REMICS(b),(i)
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	2.178%	6,586,466	696,089
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	789,909	764,802
05/01/2043- 05/01/2052	3.500%	29,886,116	27,789,146
02/01/2048- 08/01/2052	4.000%	28,959,855	27,990,713
01/01/2052	2.500%	8,446,597	7,305,891
09/01/2052- 12/01/2054	5.000%	59,127,645	59,512,273
12/01/2054	4.500%	12,335,767	12,136,433
07/01/2055	5.500%	17,344,603	17,593,371
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(j)
07/01/2038	6.000%	387,700	409,221
01/01/2040	5.500%	496,055	515,256
10/01/2042- 06/01/2052	3.000%	32,550,775	28,992,063
07/01/2045- 02/01/2046	3.500%	1,410,918	1,333,280
11/01/2045	4.000%	378,464	367,718
Federal National Mortgage Association(b),(i)
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	2.188%	550,008	65,088
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	2.188%	1,276,548	139,280
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2046	2.838%	1,260,875	108,566
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	2.338%	604,789	70,733
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	2.288%	562,616	67,820
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	2.338%	1,178,962	149,581
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.388%	774,799	96,529
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	2.338%	893,757	97,162

Columbia Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	2.238%	2,149,548	229,693
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	2.238%	847,070	95,524
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	2.238%	1,315,660	173,487
Federal National Mortgage Association(i)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	9,879,487	1,688,086
Federal National Mortgage Association REMICS(b),(i)
CMO Series 2017-108 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	2.338%	9,444,514	1,094,915
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	2.238%	5,536,251	578,781
CMO Series 2019-73 Class SC
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 12/25/2049	2.238%	14,941,985	1,646,275
CMO Series 2020-39 Class MS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	2.268%	9,204,067	1,190,313
Freddie Mac REMICS(b)
CMO Series 2025-5534 Class MA
30-day Average SOFR + 3.550% Cap 7.950% 05/25/2055	7.247%	7,409,798	7,543,803
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	4.797%	10,116,602	10,172,313
CMO Series 5500 Class FQ
30-day Average SOFR + 1.430% Floor 1.430%, Cap 6.500% 10/25/2054	5.127%	6,854,075	6,937,110
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5508 Class FM
30-day Average SOFR + 1.150% Floor 1.150%, Cap 7.000% 02/25/2055	4.847%	5,873,542	5,922,206
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.647%	5,246,278	5,314,568
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	7.647%	7,809,890	7,996,276
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	5.017%	5,128,393	5,185,034
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	7.647%	3,140,375	3,192,647
CMO Series 5560 Class MB
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.297%	5,067,794	5,182,753
CMO Series 5573 Class F
30-day Average SOFR + 1.000% Cap 8.550% 09/25/2055	7.997%	4,141,025	4,239,157
Freddie Mac REMICS(b),(i)
CMO Series 2025-5555D Class SE
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 07/25/2055	2.153%	39,548,353	3,590,682
CMO Series 2025-5564D Class NS
-1.0 x 30-day Average SOFR + 5.800% Cap 5.800% 08/25/2055	2.103%	43,952,259	3,432,685
CMO Series 5573 Class SA
-1.0 x 30-day Average SOFR + 5.150% Cap 5.150% 09/25/2055	1.453%	11,735,229	618,756
Freddie Mac REMICS(i)
CMO Series 5152 Class XI
11/25/2050	2.500%	12,549,527	1,754,026
CMO Series 5287 Class NI
05/25/2051	3.500%	6,304,362	1,266,004
Columbia Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
1-year CMT + 1.500% Cap 10.000% 04/20/2028	5.625%	390	390
CMO Series 2025-149M Class FP
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 09/20/2055	4.803%	7,696,956	7,752,459
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.693%	4,164,671	4,280,356
Government National Mortgage Association(j)
04/20/2048	4.500%	529,374	527,005
Government National Mortgage Association(b),(i)
CMO Series 2015-110 Class MS
-1.0 x 1-month Term SOFR + 5.596% Cap 5.710% 08/20/2045	1.920%	14,246,631	1,410,811
CMO Series 2017-112 Class SJ
-1.0 x 1-month Term SOFR + 5.546% Cap 5.660% 07/20/2047	1.870%	1,933,938	182,867
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.410%	669,687	83,464
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	2.410%	812,689	114,780
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	2.410%	361,224	46,556
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	2.360%	493,671	71,034
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.410%	468,823	55,531
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.410%	586,419	69,460
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	2.460%	761,742	79,756
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	2.410%	629,330	69,203
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	2.410%	1,150,004	165,084
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	2.360%	988,526	113,718
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	2.410%	605,380	78,733
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	2.410%	684,666	73,785
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	2.210%	949,770	104,278
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	2.360%	667,229	73,101
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	2.360%	689,786	79,202

Columbia Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	2.260%	716,067	82,667
CMO Series 2019-74 Class PS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2049	2.260%	9,931,941	1,318,478
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	2.360%	682,310	62,291
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	2.360%	1,604,385	218,469
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	2.310%	3,932,207	472,021
CMO Series 2020-11 Class LS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 01/20/2050	2.260%	15,208,358	1,814,888
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	2.510%	9,050,489	1,245,979
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	2.260%	550,894	71,686
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	2.260%	6,227,258	687,259
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	2.360%	972,743	112,054
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-207 Class SA
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 09/20/2049	2.210%	23,805,788	2,813,811
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	2.310%	9,941,512	1,177,476
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	2.260%	8,533,963	1,005,989
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	2.260%	9,558,668	1,013,374
CMO Series 2023-47 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	2.260%	10,022,575	1,234,725
CMO Series 2023-47 Class S
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	2.260%	17,034,023	1,858,172
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	2.147%	8,916,932	667,867
CMO Series 2025-39 Class SB
-1.0 x 30-day Average SOFR + 7.200% Cap 7.200% 03/20/2055	3.497%	36,166,788	4,574,921
CMO Series 2051-56Q Class SL
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2055	2.297%	15,301,052	1,484,852
Government National Mortgage Association(i)
CMO Series 2020-164 Class CI
11/20/2050	3.000%	5,429,430	931,793
CMO Series 2020-175 Class KI
11/20/2050	2.500%	16,202,158	2,338,916
CMO Series 2020-191 Class UG
12/20/2050	3.500%	5,652,348	949,704
Columbia Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-119 Class QI
07/20/2051	3.000%	6,566,470	1,099,222
CMO Series 2021-139 Class IC
08/20/2051	3.000%	14,883,699	2,461,521
CMO Series 2021-16 Class KI
01/20/2051	2.500%	7,583,339	1,118,032
Government National Mortgage Association TBA(d)
02/20/2055	4.500%	10,000,000	9,763,687
Uniform Mortgage-Backed Security TBA(d)
03/12/2038	6.000%	35,000,000	35,821,507
02/17/2041	3.000%	2,389,000	2,294,064
02/17/2041	3.500%	4,000,000	3,877,307
02/17/2041- 03/13/2055	4.000%	11,000,000	10,687,421
03/12/2056	2.500%	6,000,000	5,089,693
03/12/2056	5.500%	26,000,000	26,330,189
Total Residential Mortgage-Backed Securities - Agency (Cost $540,141,484)			540,615,954

Residential Mortgage-Backed Securities - Non-Agency 21.1%

A&D Mortgage Trust(a)
CMO Series 2024-NQM6 Class A1
01/25/2070	5.666%	6,181,541	6,253,055
A&D Mortgage Trust(a),(h)
CMO Series 2025-NQM3 Class A1
08/25/2070	5.374%	4,220,068	4,265,416
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	5,745,841	5,795,734
A&D Mortgage Trust(a),(e)
CMO Series 2026-NQM1 Class A1
02/25/2071	4.912%	4,950,000	4,942,664
Angel Oak Mortgage Trust(a),(e)
CMO Series 2020-1 Class M1
12/25/2059	3.161%	3,000,000	2,845,063
CMO Series 2020-3 Class A1
04/25/2065	1.691%	1,104,346	1,063,608
CMO Series 2021-5 Class A2
07/25/2066	1.208%	2,881,933	2,553,235
Angel Oak Mortgage Trust(a),(h)
CMO Series 2025-13 Class A1
10/25/2070	4.929%	3,827,202	3,843,847
CMO Series 2025-8 Class A1
07/25/2070	5.410%	2,715,106	2,745,156
Arixa Mortgage Trust(a)
CMO Series 2025-RTL1 Class A1
08/25/2030	5.735%	7,000,000	7,032,068
Arroyo Mortgage Trust(a),(e)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	78,166	77,148
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	3,946,000	3,693,889
Subordinated CMO Series 2020-1 Class B1
03/25/2055	5.100%	5,870,000	5,607,005
BRAVO Residential Funding Trust(a),(e)
CMO Series 2020-NQM1 Class M1
05/25/2060	3.181%	2,500,000	2,405,937
CMO Series 2020-RPL2 Class A1
05/25/2059	2.000%	1,105,039	1,046,047
Bunker Hill Loan Depositary Trust(a),(h)
CMO Series 2019-3 Class A2
11/25/2059	3.981%	108,033	107,485
CMO Series 2019-3 Class A3
11/25/2059	3.135%	157,420	156,587
CHNGE Mortgage Trust(a),(e)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	3,354,715	3,252,266
CMO Series 2022-2 Class A1
03/25/2067	3.757%	2,798,436	2,791,579
CHNGE Mortgage Trust(a),(h)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	1,616,710	1,623,104
COLT Mortgage Loan Trust(a),(e)
CMO Series 2021-3 Class A1
09/27/2066	0.956%	1,978,839	1,706,379
CMO Series 2021-5 Class A2
11/26/2066	2.606%	4,270,000	3,525,510
CMO Series 2025-10 Class A1
10/25/2070	5.088%	4,877,559	4,908,381
CMO Series 2025-12 Class A1
01/26/2071	4.983%	4,130,000	4,149,895
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	6.797%	4,000,000	4,092,026
Credit Suisse Mortgage Trust(a),(e)
CMO Series 2021-NQM2 Class A2
02/25/2066	1.384%	2,294,686	2,079,555
CMO Series 2021-RPL2 Class A1A
01/25/2060	1.115%	2,366,075	2,024,566
Cross Mortgage Trust(a),(e)
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	1,818,726	1,841,109
CSMC Trust(a),(e)
CMO Series 2021-NQM8 Class A1
10/25/2066	2.841%	2,794,433	2,587,167

Columbia Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	2,588,726	2,314,175
Deephaven Residential Mortgage Trust(a),(e)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	2,525,827	2,513,530
CMO Series 2021-1 Class A2
05/25/2065	0.973%	235,941	229,644
EFMT(a),(e)
CMO Series 2025-NQM6 Class A1
12/25/2070	5.001%	4,430,336	4,449,737
Ellington Financial Mortgage Trust(a),(e)
CMO Series 2020-1 Class A3
05/25/2065	3.999%	550,000	543,589
CMO Series 2025-NQM1 Class A1
01/25/2070	0.000%	1,204,791	1,218,957
Ellington Financial Mortgage Trust(a),(h)
CMO Series 2026-CES1 Class A1A
12/25/2060	4.914%	2,930,000	2,934,032
FIGRE Trust(a),(e)
CMO Series 2025-PF2 Class A
10/25/2055	5.017%	3,065,907	3,072,377
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	5.847%	473,450	475,718
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	2,535,160	2,460,814
GCAT Trust(a),(e)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	1,268,456	1,228,938
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	1,368,055	1,306,937
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	3,433,430	3,303,044
GCAT Trust(a),(h)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.550%	2,041,038	2,067,936
GITSIT Mortgage Loan Trust(a),(h)
CMO Series 2025-NPL2 Class A1
12/25/2055	5.425%	4,148,959	4,150,348
GS Mortgage-Backed Securities Corp. Trust(a),(e)
CMO Series 2021-NQM1 Class A1
07/25/2061	1.017%	1,498,423	1,396,749
GS Mortgage-Backed Securities Trust(a),(e)
CMO Series 2025-DSC1 Class A1
06/25/2065	4.974%	5,292,401	5,311,212
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage-Backed Securities Trust(a),(h)
CMO Series 2025-NQM4 Class A1
10/25/2065	5.006%	4,342,471	4,364,288
Homes Trust(a),(h)
CMO Series 2026-INV1 Class A1D
08/25/2060	5.032%	8,000,000	8,008,710
HOMES Trust(a),(h)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	2,626,036	2,656,381
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	4,050,115	4,060,881
Imperial Fund Mortgage Trust(a),(e)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	1,327,397	1,197,130
JPMorgan Mortgage Trust(a),(e)
CMO Series 2025-VIS3 Class A1
02/25/2066	5.062%	7,752,587	7,803,357
Legacy Mortgage Asset Trust(a),(h)
CMO Series 2021-GS2 Class A1
04/25/2061	5.750%	1,473,333	1,475,267
Mello Mortgage Capital Acceptance(a),(h)
CMO Series 2024-SD1 Class A3
04/25/2054	4.000%	4,727,000	4,550,337
MFA Trust(a),(e)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	3,500,000	3,406,932
CMO Series 2020-NQM3 Class A1
01/26/2065	1.014%	1,950,719	1,878,025
CMO Series 2020-NQM3 Class A2
01/26/2065	1.324%	781,525	753,074
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	586,144	565,597
CMO Series 2021-INV2 Class A3
11/25/2056	2.264%	1,652,622	1,528,238
CMO Series 2025-NQM4 Class A1
08/25/2070	5.229%	6,647,738	6,705,237
MFA Trust(h)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	4,469,256	4,506,122
MFA Trust(a),(h)
CMO Series 2025-NQM3 Class A1
08/25/2070	5.261%	2,633,915	2,655,800
MFRA Trust(a),(e)
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	66,126	64,803
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	103,090	101,069
Columbia Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Residential Mortgage Loan Trust(a),(e)
CMO Series 2024-NQM5 Class A1
10/25/2069	5.649%	5,240,760	5,302,323
Morgan Stanley Residential Mortgage Loan Trust(a),(h)
CMO Series 2025-NQM7 Class A1
09/25/2070	4.984%	5,877,983	5,905,196
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2018-1A Class A1A
12/25/2057	4.000%	3,993,862	3,931,942
New Residential Mortgage Loan Trust(a),(h)
CMO Series 2025-NQM1 Class A1
01/25/2065	5.643%	2,134,788	2,174,853
OBX Trust(a),(e)
CMO Series 2024-NQ17 Class A1
11/25/2064	5.610%	3,456,258	3,493,187
PRET LLC(a),(h)
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	2,805,007	2,806,507
PRKCM Trust(a),(e)
CMO Series 2021-AFC1 Class A3
08/25/2056	2.069%	3,956,879	3,486,844
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	4,516,000	3,361,389
PRPM LLC(a),(h)
CMO Series 2023-RCF2 Class A2
11/25/2053	4.000%	2,557,000	2,519,560
CMO Series 2024-RCF6 Class A2
10/25/2054	4.000%	1,850,000	1,807,202
CMO Series 2024-RCF6 Class A3
10/25/2054	4.000%	1,650,000	1,605,735
CMO Series 2025-2 Class A1
05/25/2030	6.469%	3,076,345	3,075,704
PRPM Trust(a),(h)
CMO Series 2024-NQM4 Class A1
12/26/2069	5.674%	3,056,966	3,092,389
CMO Series 2024-NQM4 Class A3
12/26/2069	6.131%	3,209,814	3,253,762
PRPM Trust(a),(b)
CMO Series 2025-NQM6 Class A1
1-month Term SOFR + 0.000% 10/25/2070	5.253%	7,199,997	7,185,593
RCO Trust(a),(h)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	3,080,178	3,062,651
RCO X Mortgage LLC(a),(h)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	3,037,495	3,038,512
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SAIF Securitization Trust(a),(h)
CMO Series 2025-CES1 Class A1
06/25/2065	5.406%	7,185,451	7,248,022
CMO Series 2025-CES1 Class A2
06/25/2065	5.642%	2,000,000	2,025,692
Starwood Mortgage Residential Trust(a),(e)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	412,508	409,751
CMO Series 2020-3 Class A3
04/25/2065	2.591%	5,000,000	4,623,563
CMO Series 2020-3 Class M1
04/25/2065	3.544%	2,800,000	2,546,006
CMO Series 2020-INV1 Class A2
11/25/2055	1.439%	1,217,389	1,186,911
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	460,792	449,436
CMO Series 2021-3 Class A1
06/25/2056	1.127%	554,667	493,673
Structured Agency Credit Risk(b)
Subordinated CMO Series 2020-CS02 Class B1
30-day Average SOFR + 0.114% 06/25/2033	4.465%	2,146,115	2,102,001
Towd Point Mortgage Trust(a),(e)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	10,000,000	8,523,566
TRK Trust(a),(e)
CMO Series 2021-INV2 Class A1
11/25/2056	1.966%	3,738,912	3,400,863
VCAT LLC(a),(h)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	2,926,203	2,965,604
Vendee Mortgage Trust(e),(i)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	151,669	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	192,032	0
Verus Securitization Trust(a),(e)
CMO Series 2021-4 Class A2
07/25/2066	1.247%	2,942,903	2,523,231
Visio Trust(a)
CMO Series 2020-1R Class A3
11/25/2055	1.873%	432,787	420,801
CMO Series 2021-1R Class A1
05/25/2056	1.280%	1,112,577	1,044,289
Vista Point Securitization Trust(a),(e)
CMO Series 2024-CES3 Class M1
01/25/2055	6.592%	3,800,000	3,873,911

Columbia Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vista Point Securitization Trust(a),(h)
CMO Series 2025-CES1 Class M1
04/25/2055	6.528%	3,200,000	3,278,671
CMO Series 2025-CES2 Class A1
08/25/2055	5.601%	3,442,940	3,469,933
CMO Series 2025-CES2 Class A2
08/25/2055	5.768%	2,300,000	2,331,827
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $299,509,676)			296,295,566

U.S. Government & Agency Obligations 0.1%

Federal National Mortgage Association
09/14/2035	1.630%	2,500,000	1,912,799
Total U.S. Government & Agency Obligations (Cost $1,977,965)			1,912,799

U.S. Treasury Obligations 2.3%

U.S. Treasury
02/28/2026	0.500%	2,500,000	2,493,547
05/31/2027	0.500%	3,000,000	2,883,281
07/31/2028	1.000%	8,000,000	7,513,125
11/30/2028	1.500%	10,120,000	9,553,913
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2030	0.625%	10,980,000	9,634,092
Total U.S. Treasury Obligations (Cost $32,027,246)			32,077,958

Money Market Funds 4.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.776%(k),(l)	68,230,952	68,210,483
Total Money Market Funds (Cost $68,202,285)		68,210,483
Total Investments in Securities (Cost: $1,508,311,294)		1,503,800,571
Other Assets & Liabilities, Net		(101,413,640)
Net Assets		1,402,386,931
At January 31, 2026, securities and/or cash totaling $10,931,642 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	652	03/2026	USD	75,061,500	—	(997,101)
U.S. Treasury 10-Year Note	2,131	03/2026	USD	238,305,734	—	(2,602,911)
U.S. Treasury Ultra 10-Year Note	74	03/2026	USD	8,447,563	—	(94,401)
U.S. Treasury Ultra Bond	597	03/2026	USD	70,110,188	—	(1,514,733)
Total					—	(5,209,146)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(589)	03/2026	USD	(122,801,899)	150,791	—
U.S. Treasury 5-Year Note	(372)	03/2026	USD	(40,521,844)	199,893	—
Total					350,684	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $608,978,542, which represents 43.42% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2026.
(c)	Valuation based on significant unobservable inputs.
Columbia Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)	Represents a security purchased on a when-issued basis.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2026.

(f)	Represents a security in default.
(g)	Non-income producing investment.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2026.

(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(k)	The rate shown is the seven-day current annualized yield at January 31, 2026.
(l)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.776%
	59,382,559	635,078,528	(626,251,668)	1,064	68,210,483	782	2,591,874	68,230,952
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Fund reorganization
At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust I approved an Agreement and Plan of Reorganization pursuant to which the Fund transferred all of its assets and liabilities to Columbia Core Bond ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization did not require shareholder approval and was completed at the close of business on March 13, 2026.

Columbia Bond Fund  | 2026

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3QT121_04_T01_(03/26)